Loss per share - Summary of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee options
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	12,429,245	16,004,890	8,695,348
Restricted stock units
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	2,554,925	3,135,407	1,425,196
Other contingently issuable shares
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	36,898	71,717	108,720
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	800,000	800,000	800,000
Exchangeable Notes
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	2,911,500	0	0